Ordinary Shares and Treasury Stock	12 Months Ended
Dec. 31, 2023
Ordinary Shares and Treasury Stock
Ordinary Shares and Treasury Stock

17. Ordinary Shares and Treasury Stock

On May 18, and November 30, 2021, the Company announced share repurchase plan with an aggregated amount of US$175 million over the next 12 months. For the year ended December 31, 2021, the Company repurchased 27,191,731 shares with a total amount of US$164.9 million from its shareholders, of which 19,042,105 shares with a total purchase price of US$105 million were subsequently retired. On October 5, 2022, the Company announced share repurchase plan with an maximum amount of US$80 million over the next 12 months. For the year ended December 31, 2022, the Company repurchased 24,203,643 shares with a total amount of US$68.0 million from its shareholders. The above 32,353,269 outstanding treasury shares were all cancelled during the year of 2023.

For the years ended December 31, 2021, 2022 and 2023, 2,180,370, 4,503,090 and 4,801,007 share options and restricted share units were exercised and vested to Class A ordinary shares, respectively.